RELATED PARTY TRANSACTIONS Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries and other benefits	$ 5.6	$ 7.1
Share-based payments	5.1	4.4
Key management personnel compensation	$ 10.7	$ 11.5